Fair Values of Financial Instruments and Interest Rate Risk - Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL ASSETS
Securities held to maturity	$ 11,242	$ 5,450
Loans held for investment, net	317,248	307,115
Accrued interest receivable	1,564	1,747
FINANCIAL LIABILITIES
Accrued interest payable	168	180
Carrying Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	68,933	50,791
Securities available for sale	89,258	112,824
Securities held to maturity	11,242	5,496
Loans held for investment, net	317,248	307,115
Loans held for sale	5,922	2,147
Restricted stock	1,040	1,038
Accrued interest receivable	1,564	1,747
FINANCIAL LIABILITIES
Deposits	467,733	456,435
Short-term borrowings	5,758	4,685
Long-term borrowings	13	24
Junior subordinated debt	9,534	9,534
Accrued interest payable	168	180
Estimated Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	68,973	50,826
Securities available for sale	89,258	112,824
Securities held to maturity	11,242	5,450
Loans held for investment, net	313,649	321,295
Loans held for sale	5,922	2,147
Restricted stock	1,040	1,038
Accrued interest receivable	1,564	1,747
FINANCIAL LIABILITIES
Deposits	442,619	442,655
Short-term borrowings	5,758	4,685
Long-term borrowings	13	24
Junior subordinated debt	9,688	9,703
Accrued interest payable	168	180
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	65,198	47,605
Securities available for sale	4,012	19,386
Securities held to maturity		2,053
Restricted stock	1,040	1,038
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	3,775	3,221
Securities available for sale	85,246	93,438
Securities held to maturity	11,242	3,397
Loans held for sale	5,922	2,147
FINANCIAL LIABILITIES
Deposits	442,619	442,655
Short-term borrowings	5,758	4,685
Long-term borrowings	13	24
Level 3 [Member]
FINANCIAL ASSETS
Loans held for investment, net	313,649	321,295
Accrued interest receivable		1,747
FINANCIAL LIABILITIES
Junior subordinated debt	9,688	9,703
Accrued interest payable	$ 168	$ 180